Notes Payable (Details) - USD ($)												1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 23, 2023	Jul. 24, 2023	Jul. 03, 2023	Jul. 03, 2023	Apr. 24, 2023	Feb. 21, 2023	Sep. 16, 2022	Aug. 31, 2022	Aug. 11, 2022	Aug. 04, 2022	May 27, 2022	May 30, 2023	Apr. 20, 2023	Jun. 15, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 05, 2023	Apr. 18, 2023	Apr. 04, 2023	Dec. 07, 2022
Notes Payable (Details) [Line Items]
Aggregate amount												$ 2,000,000			$ 1,041,722		$ 1,041,722						$ 1,060,000
Gross proceeds						$ 1,500,000	$ 500,000		$ 500,000		$ 550,000			$ 1,350,000
Origination fee	$ 70,000				$ 60,000	75,000						100,000											$ 60,000
Repayment amount								$ 14,400													$ 77,000			$ 28,000
Gross proceeds from loan												2,000,000	$ 1,600,000
Future receipts agreement												1,157,143
Net proceeds					860,500							742,857
Business loan and security agreement description																	The total amount of interest and fees payable by the Company to the Lender under the Loan (the “July Repayment Amount”) will be (i) $322,285 and will be repaid in 13 weekly installments of $24,500 with a final payment of $3,785 in the fourteenth week. As of September 30, 2023, the note was fully paid off.
Principal amount			$ 215,000				$ 555,555
Loan principal amount	1,400,000				1,060,000																	$ 14,500,000
Total amount of interest and fees payable	2,079,000				1,590,000							2,880,000
Unamortized debt discount															39,286		$ 39,286
Origination fee			$ 10,750					$ 20,000			$ 16,500
Principal amount percentage										10.00%
Common stock value															368		368		$ 108
Debt discount				$ 164,775											744,956	$ 1,530,102	$ 921,242	$ 1,533,048	1,533,048	$ 1,845,358
Conversion price per share (in Dollars per share)			$ 18	$ 18
Investores		$ 10,066
Accrued interest																			$ 119,444
Common Stock [Member]
Notes Payable (Details) [Line Items]
Share issued (in Shares)		27,344
April Repayment Amount [Member]
Notes Payable (Details) [Line Items]
Business loan and security agreement description																	(i) $1,000,000 if paid prior to April 6, 2023, (ii) $1,219,000 if paid prior to April 10, 2023, or (iii) $1,590,000 if paid after April 10, 2023, and will be repaid in 20 weekly installments of $79,500 commencing on April 10, 2023 and ending on August 21, 2023.
Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Principal amount																	$ 1,160,962
Installment amount	$ 99,000				79,500							102,857
Unamortized debt discount															53,333		53,333
Securities Purchase Agreement [Member]
Notes Payable (Details) [Line Items]
Aggregate amount			$ 375,000	$ 375,000
Gross proceeds				$ 250,000
Share issued (in Shares)			3,907	3,907
Principal amount percentage				19.99%
Common stock value			$ 33,792	$ 33,792
Second Tranche Note [Member]
Notes Payable (Details) [Line Items]
Aggregate amount		$ 2,625,000													2,625,000		2,625,000
Gross proceeds		1,750,000
Unamortized debt discount		$ 1,100,000													$ 640,395		640,395
Share issued (in Shares)		17,278
Principal amount percentage		19.99%
Common stock value		$ 38,026
Conversion price per share (in Dollars per share)		$ 15.6
Accrued interest																	$ 88,027
Future Receipts Agreement[Member]
Notes Payable (Details) [Line Items]
Aggregate amount						$ 2,160,000
Origination fee												$ 100,000
April Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Gross proceeds from loan					1,000,000
Principal amount					$ 139,500